Composition of Certain Balance Sheet Items (Tables)	6 Months Ended
Jun. 30, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,		June 30, 2013
	2012	2011
			(unaudited)
Machinery and equipment	$5,449	$2,313	$5,633
Leasehold improvements	1,651	794	1,920
Purchased computer software	85	85	85

	7,185	3,192	7,638
Less: accumulated depreciation and amortization	(3,743)	(583)	(3,909)

	$3,442	$2,609	$3,729

Schedule of Other Current Liabilities

Other current liabilities consisted of the following (in thousands):

	December 31,		June 30, 2013
	2012	2011
			(unaudited)
Payroll and related taxes	$1,592	$2,097	$1,185
Professional services	27	97	591
Deferred compensation	—	166	—
Other	51	122	530

	$1,670	$2,482	$2,306

Schedule of Non-Current Liabilities

Non-current liabilities consisted of the following (in thousands):

	December 31,		June 30, 2013
	2012	2011
			(unaudited)
Deferred rent	$1,055	$932	$1,417
Deferred compensation	—	718	—

	$1,055	$1,650	$1,417